Subsequent events	12 Months Ended
Sep. 30, 2021
Subsequent events
Subsequent events

Note 18 – Subsequent events

1.

On November 5, 2021, one of the Company’s subsidiaries singed an Equity Transfer Framework Agreement to acquire 15.97% interest in an entity, Shanghai Jiaoda Onlly Co., Ltd., from four third parties for a total consideration of RMB509.6 million (approximately $79.8 million). The acquisition transaction was completed on November 5, 2021.

2.	On November 23, 2021, the Company incorporated Shanghai Zhongjian Yiting Healthcare Technology Partnership (Limited Partnership).
3.	On January 10, 2022, the Company incorporated Lishui Yifeng Healthcare Technology Co., Ltd.

4.On Januray 10, 2022, the Company incorporated Lishui Yilong Enterprise Management Co., Ltd.